INTEREST-BEARING LOANS AND BORROWINGS (Tables)	6 Months Ended
Jun. 30, 2025
INTEREST-BEARING LOANS AND BORROWINGS
Schedule of interest-bearing loans and borrowings

		As of December 31,	As of June 30,
		2024	2025
	Note	VND million	VND million	USD
Short-term
Loans from banks	8.1	24,210,045	26,979,122	1,076,924,876
Current portion of long-term loans	8.2	7,279,170	3,649,512	145,677,471
Current portion of bonds		7,605,487	619,201	24,716,629
Loans from others		29,384	—	—
TOTAL		39,124,086	31,247,835	1,247,318,977

Long-term
Loans from banks	8.2	16,924,140	29,661,455	1,183,995,489
Domestic bonds	8.3	5,938,750	13,779,208	550,024,270
TOTAL		22,862,890	43,440,663	1,734,019,759

Schedule of short-term loans from banks

Bank	As of June 30, 2025		Maturity	Collateral
		USD
		(Convenience
	VND million	translation)
Bank 1	9,997,450	399,067,939	From October 2025 to March 2026	Shares and properties of affiliates; guaranteed by the ultimate parent company
Bank 2	6,636,048	264,890,947	From July 2025 to April 2026	Shares and properties of affiliates; machines and equipment of the Company; guaranteed by the ultimate parent company
Bank 3	1,000,000	39,916,973	From December 2025 to May 2026	Shares of an affiliate; guaranteed by the ultimate parent company
Bank 4	1,499,989	59,875,020	From July 2025 to February 2026	Shares, bonds and properties of affiliates; machineries held by the Company and payment guarantee from the ultimate parent company
Bank 5	1,014,561	40,498,204	From July 2025 to December 2025	Shares, and properties of affiliates; machineries held by the Company and payment guarantee from the ultimate parent company
Bank 6	485,850	19,393,661	From July 2025 to December 2025	Vehicles under loan contract and payment guarantee from the ultimate parent company
Bank 7	3,982,450	158,967,348	From July 2025 to December 2025	Shares of an affiliate; guaranteed by the ultimate parent company
Bank 11	625,483	24,967,388	October 2025	Payments guaranteed by a subsidiary of the Group and Standby Letter of Credit (“SBLC”) from a commercial bank
Bank 12	662,149	26,430,984	February 2026	Payments guaranteed by SBLC from a commercial bank
Bank 13	1,051,997	41,992,536	April 2026	Payments guaranteed by the ultimate parent company and SBLC from a commercial bank
Loans from others	23,145	923,878	From July to October 2025	Certain inventories
TOTAL	26,979,122	1,076,924,876

Loans land borrowings	Currency	Interest rate per annum applicable for the six months ended June 30, 2025
Short-term Loans	VND	From 8.3% to 15%
Short-term Loans	USD	From 6.3% to 9.5%
Short-term Loans	EUR	From 4.88% to 5.63%
Short-term Loans	INR	8.95%

Schedule of long-term loans from banks

Lenders	As of June 30, 2025		Maturity date	Collateral
		USD
		(Convenience
	VND million	translation)
Syndicated loan No.1	12,092,345	482,689,805	From September 2025 to September 2030	(i)
In which: current portion	2,542,103	101,473,056
Syndicated loan No.4	1,830,769	73,078,756	From December 2025 to December 2026	(i)
In which: current portion	525,161	20,962,837
Syndicated loan No.5	3,139,368	125,314,067	From November 2025 to November 2029	(i)
In which: current portion	434,842	17,357,576
Syndicated loan No.7	6,239,177	249,049,058	From May 2027 to May 2029	(i)
In which: current portion	—	—
Syndicated loan No.8	4,220,897	168,485,430	June 2028	(i)
In which: current portion	25,813	1,030,377
Syndicated loan No.9	2,877,203	114,849,234	June 2028	(i)
In which: current portion	21,321	851,070
Syndicated loan No.10	2,355,587	94,027,902	June 2028	(i)
In which: current portion	1,622	64,745
Loan from a commercial bank	456,971	18,240,899	From September 2027 to October 2034	(ii)
In which: current portion	—	—
Loan from others	98,650	3,937,809	From November 2025 to June 2026	(iii)
In which: current portion	98,650	3,937,809
TOTAL	33,310,967	1,329,672,960
In which:
Non-current portion	29,661,455	1,183,995,489
Current portion	3,649,512	145,677,471
(i)	As of June 30, 2025 and December 31, 2024, these long-term loans were secured by:
►	The Debt Service Reserve Account of the Group at the offshore account management bank, the Revenue account at a commercial bank with outstanding balance;
►	Certain shares of an affiliate of the Group held by the ultimate parent company;
►	Payment guarantee from the ultimate parent company and certain commercial banks. The payment guarantees from the commercial banks are secured by certain properties held by affiliates.
(ii)	As of June 30, 2025 the long-term loan was secured by:
►	Certain properties of a subsidiary;
►	Certain shares of a subsidiary held by the Company and a shareholder;
►	Payment guarantee from the Company;
►	The Debt Service Reserve Accounts of a subsidiary.
(iii)	As of June 30, 2025 and December 31, 2024, these long-term loans were secured by vehicles under loan contract.

Loans and borrowings	Currency	Interest rate per annum applicable for the six months ended June 30, 2025
Secured loans without swap contract	USD	Floating interest rate, from 7.18% to 9.09% per annum
Secured loans with floating interest rate swapped for fixed interest rate (also fixed transaction rate) under swap contracts (Note 13)	USD	Fixed interest rate under swap contract from 4.1% to 6.58% per annum
Secured loans	EUR	Floating interest rate, from 4.88% to 5.63% per annum

Bonds
INTEREST-BEARING LOANS AND BORROWINGS
Schedule of interest-bearing loans and borrowings

Bonds	As of June 30, 2025		Maturity	Interest rate	Collateral
		USD
		(Convenience
	VND million	translation)
Bond No.3	619,201	24,716,629	September 2025	Floating interest rate, annual interest rate of 10.875%	(i)
In which: current portion	619,201	24,716,629
Bond No.5	1,973,250	78,766,166	October 2026	Fixed interest rate at 13.5% per annum	(ii)
Bond No.6	3,957,000	157,951,461	October 2029	Fixed interest rate at 13.5% per annum	(ii)
Bond No.7	494,375	19,733,953	December 2026	Fixed interest rate at 13.5% per annum	(ii)
Bond No.8	4,927,083	196,674,238	May 2028	Fixed interest rate at 12.5% per annum	(iii)
Bond No.9	2,427,500	96,898,451	June 2028	Fixed interest rate at 12.0% per annum	(iv)
TOTAL	14,398,409	574,740,899
In which:
Non-current portion	13,779,208	550,024,270
Current portion	619,201	24,716,629
(i)	This bond issuance is secured by shares of the ultimate parent company held by VIG; payment guaranteed by the ultimate parent company.

(ii)	This bond issuance is secured by shares and real estates of affiliates under common control of the ultimate parent company; payment guaranteed by the ultimate parent company.

(iii)	This bond issuance is secured by shares of an affiliate under common control of the ultimate parent company; payment guaranteed by the ultimate parent company.

(iv)	This bond issuance is secured by shares of an affiliate under common control of the ultimate parent company. As of June 30, 2025, the Company’s collateral cover ratio was less than the required ratio specified in the related bond agreements and thus, it is required the Company to top up additional collateral before 30 September 2025. By the date of the unaudited interim condensed consolidated financial statements, the Group completed administrative procedures with the relevant regulatory body to register the additional collaterals within committed timeline.